Income Taxes - Deferred Tax Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	$ 152
Balance at end of year	158	$ 152
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	152	135	$ 147
Charged to Income tax expense	6	17	(5)
Charged to Retained earnings	0	0	(7)
Balance at end of year	$ 158	$ 152	$ 135